REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Victory Portfolios
In planning and performing our audit of the financial statements of Victory Integrity Discovery Fund, Victory Integrity
Mid-Cap Value Fund, Victory Integrity Small-Cap Value
Fund, Victory Integrity Small/Mid-Cap Value Fund,
Victory Munder Multi-Cap Fund, Victory S&P 500 Index Fund,
Victory Munder Mid-Cap Core Growth Fund,
Victory Munder Small Cap Growth Fund.
Victory Trivalent International Fund-Core Equity,
Victory Trivalent International Small-Cap Fund,
and Victory INCORE Total Return Bond Fund (the "Funds"),
each a series of Victory Portfolios, as of and for the
year ended June 30, 2021, in accordance with the
standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the
Funds' internal control over financial reporting,
including controls over safeguarding securities,
as a basis for designing our auditing procedures
for the purpose of expressing our opinion on the
financial statements and to comply with the requirements
of Form N-CEN, but not for the purpose of expressing
an opinion on the effectiveness of the Funds' internal
control over financial reporting.
Accordingly, we express no such opinion.
The management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A fund's internal
control over financial reporting is a process designed
to provide reasonable assurance regarding the reliability
of financial reporting and the preparation of financial
statements for external purposes in accordance with
generally accepted accounting principles (GAAP).
A fund's internal control over financial reporting
includes those policies and procedures that
(1) pertain to the maintenance of records that,
in reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the fund; (2) provide reasonable
assurance that transactions are recorded as necessary
to permit preparation of financial statements in
accordance with GAAP, and that receipts and
expenditures of the fund are being made only in
accordance with authorizations of management and
trustees of the fund; and
(3) provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a fund's assets
that could have a material effect on the financial
statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to
the risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures
may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
a control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the Funds' annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the PCAOB. However, we noted
no deficiencies in the Funds' internal control
over financial reporting and its operation,
including controls over safeguarding securities,
that we consider to be a material weakness as defined
above as of June 30, 2021.
This report is intended solely for the information
and use of management and the Board of Trustees
of the Funds and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these
specified parties.
/s/  COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021